Schedule of restricted stock units (Details) - $ / shares	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average issue price, beginning balance	$ 6.20	$ 8.00
Weighted average issue price, RSUs issued		5.69	8.00
Weighted average issue price, RSUs vested		8.00	8.00
Weighted average issue price, RSUs forfeited and cancelled		7.64	8.00
Weighted average issue price,ending balance		$ 6.20	$ 8.00
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
RSUs Outstanding, beginning balance	1,594,641	1,530,024
Weighted average issue price, beginning balance	$ 2.49	$ 3.35
RSUs issued	561,548	1,291,530
Weighted average issue price, RSUs issued	$ 1.97	$ 2.38
RSUs vested	(2,154,356)	(1,066,147)
Weighted average issue price, RSUs vested	$ 2.37	$ 3.35
RSUs forfeited and cancelled	(4,833)	(160,775)
Weighted average issue price, RSUs forfeited and cancelled	$ 2.38	$ 3.19
RSUs Outstanding, ending balance		1,594,641	1,530,024
Weighted average issue price,ending balance		$ 2.49	$ 3.35